Derivative financial instruments - Schedule of maturity profile of commodity contract derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 368	£ 429
Derivative liabilities	(1,244)	(1,293)
Total	(876)	(864)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	35	66
Derivative liabilities	(118)	(174)
Total	(83)	(108)
Commodity contract derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	26	53
Derivative liabilities	(86)	(129)
Total	(60)	(76)
Commodity contract derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	9	13
Derivative liabilities	(32)	(45)
Total	(23)	(32)
Commodity contract derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3	11
Derivative liabilities	(28)	(29)
Total	(25)	(18)
Commodity contract derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	5	2
Derivative liabilities	(4)	(15)
Total	1	(13)
Commodity contract derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	0
Derivative liabilities	0	(1)
Total	£ 1	£ (1)